Summary of Principal Accounting Policies - Summary of Effects of Changes in Group's Ownership Interest in Less than Wholly Owned Subsidiaries on Equity Attributable to Noah Holdings Limited Shareholders (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Summary of Principal Accounting Policies
Net (loss) income	¥ 976,571	$ 141,587	¥ 1,314,131	¥ (745,225)
Transfers from (to) the non-controlling interests:
Increase (decrease) in Noah's equity by acquiring equity interests from non-controlling interests			(187,090)	373
Increase in Noah's equity from divestment of non-controlling interests	(10,315)	(1,496)	3,547
Increase in Noah's capital from contribution of Non controlling interests			15,689
Decrease in Noah's equity from distributions to non-controlling interests	(6,500)	(942)
Net transfers from (to) non-controlling interests	(16,815)	(2,438)	(167,854)	373
Change from net income (loss) attributable to Noah Holdings Limited shareholders and transfers from (to) non-controlling interests	¥ 959,756	$ 139,149	¥ 1,146,277	¥ (744,852)